K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 27, 2014

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

Re:	EQ Advisors Trust (File No. 811-07953) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of the Multimanager Aggressive Equity Portfolio, Multimanager Technology Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, and Multimanager International Equity Portfolio (together, the “Acquired Portfolios”), each a series of AXA Premier VIP Trust (File No. 811-10509), a Combined Proxy Statement and Prospectus, a Statement of Additional Information and a Form of Proxy relating to the special meeting of shareholders of the Acquired Portfolios (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of each of the Acquired Portfolios into the Multimanager Aggressive Equity Portfolio, Multimanager Technology Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, and EQ/International Core PLUS Portfolio, as applicable, each a series of the Trust.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Funds Management Group, LLC

Clifford J. Alexander, Esq.
K&L Gates LLP